Post-employment benefit plans (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Post-employment Benefit Plans [Line Items]
Disclosure of expenses on post-employment benefit plans [text block]
Income statement – expenses related to post-employment benefit plans
USD million	31.12.20	31.12.19	31.12.18
Net periodic expenses for defined benefit plans	502	461	188
of which: related to major plans[1]	479	440	186
of which: Swiss pension plan[2]	459	417	153
of which: UK pension plan	3	3	11
of which: US and German pension plans	18	21	22
of which: related to remaining plans and other expenses[3]	23	21	2
Expenses for defined contribution plans[4]	343	326	268
of which: UK plans	88	82	80
of which: US plan	190	173	127
of which: remaining plans	65	71	61
Total post-employment benefit plan expenses[5]	845	787	457
1 Refer to Note 26a for more information. 2 Changes to the Swiss pension plan announced in 2018 resulted in a pre-tax gain of USD 241 million related to past service. Refer to Note 26a for more information on these changes. 3 Other expenses include differences between actual and estimated performance award accruals. 4 Refer to Note 26b for more information. 5 Refer to Note 6.

Disclosure of Other comprehensive income gains / (losses) on defined benefit plans [text block]
Other comprehensive income – gains / (losses) on defined benefit plans
USD million	31.12.20	31.12.19	31.12.18
Major plans[1]	(323)	(135)	(230)
of which: Swiss pension plan	(276)	(22)	(352)
of which: UK pension plan	(61)	(78)	130
of which: US and German pension plans	14	(35)	(8)
Remaining plans	(4)	(10)	9
Gains / (losses) recognized in other comprehensive income, before tax	(327)	(146)	(220)
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	109	(41)	276
Gains / (losses) recognized in other comprehensive income, net of tax[2]	(218)	(186)	56
1 Refer to Note 26a for more information. 2 Refer to the “Statement of comprehensive income.”

Disclosure of net defined benefit asset and liability [text block]
Balance sheet – net defined benefit asset
USD million	31.12.20	31.12.19
Major plans[1]	42	9
of which: Swiss pension plan[2]	0	0
of which: UK pension plan	0	4
of which: US and German pension plans	42	5
Total net defined benefit asset	42	9
1 Refer to Note 26a for more information. 2 As of 31 December 2020 and 31 December 2019, the Swiss pension plan was in a surplus situation. No net defined benefit asset was recognized on the balance sheet due to the IFRS asset ceiling restriction. Refer to Note 26a for more information.

Balance sheet – net defined benefit liability
USD million	31.12.20	31.12.19
Major plans[1]	599	527
of which: UK pension plan	13	0
of which: US and German pension plans[2]	586	527
Remaining plans	123	107
Total net defined benefit liability[3]	722	633
1 Refer to Note 26a for more information. 2 Of the total liability recognized as of 31 December 2020, USD 88 million related to US plans and USD 498 million related to German plans (31 December 2019: USD 111 million and USD 416 million, respectively). 3 Refer to Note 19c.

Disclosure Of Transactions Between Related Parties Explanatory
Related-party disclosure
	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Received by UBS
Fees	34	34	35
Paid by UBS
Rent	5	4	4
Dividends, capital repayments and interest	10	11	10

Disclosure of transaction volumes of UBS shares and UBS debt instruments [text block]
Transaction volumes – UBS shares and UBS debt instruments
	For the year ended
	31.12.20	31.12.19
Financial instruments bought by pension funds
UBS shares (in thousands of shares)	1,758	967
UBS debt instruments (par values, USD million)	28	2
Financial instruments sold by pension funds or matured
UBS shares (in thousands of shares)	2,605	1,977
UBS debt instruments (par values, USD million)	6	8

UBS shares held by post-employment benefit plans
	31.12.20	31.12.19
Number of shares (in thousands of shares)	14,854	15,701
Fair value (USD million)	210	198

Major plans
Disclosure Of Post-employment Benefit Plans [Line Items]
Disclosure Of Defined Benefit Plans Explanatory
Defined benefit plans
USD million	Swiss pension plan		UK pension plan		US and German pension plans		Total
	2020	2019	2020	2019	2020	2019	2020	2019
Defined benefit obligation at the beginning of the year	24,496	22,566	3,654	3,192	1,820	1,679	29,970	27,437
Current service cost	447	409	0	0	6	6	453	415
Interest expense	72	200	73	92	45	59	190	351
Plan participant contributions	259	240	0	0	0	0	259	240
Remeasurements	1,279	1,728	449	361	105	185	1,832	2,275
of which: actuarial (gains) / losses due to changes in demographic assumptions	(164)	(196)	(14)	(26)	(34)	3	(212)	(220)
of which: actuarial (gains) / losses due to changes in financial assumptions	983	1,641	505	421	134	179	1,621	2,241
of which: experience (gains) / losses[1]	460	284	(42)	(34)	5	4	423	254
Past service cost related to plan amendments	0	0	3	0	0	0	3	0
Benefit payments	(1,153)	(1,046)	(148)	(135)	(108)	(102)	(1,409)	(1,283)
Other movements	(4)	0	0	0	0	0	(4)	0
Foreign currency translation	2,333	399	132	144	37	(8)	2,501	535
Defined benefit obligation at the end of the year	27,728	24,496	4,162	3,654	1,905	1,820	33,795	29,970
of which: amounts owed to active members	13,765	11,577	159	164	245	235	14,169	11,976
of which: amounts owed to deferred members	0	0	1,879	1,559	743	675	2,622	2,233
of which: amounts owed to retirees	13,963	12,918	2,124	1,931	917	911	17,004	15,760
Fair value of plan assets at the beginning of the year	28,219	25,839	3,658	3,032	1,299	1,168	33,176	30,039
Return on plan assets excluding interest income	1,818	2,059	388	284	118	150	2,324	2,492
Interest income	84	233	73	89	38	47	196	369
Employer contributions	729	452	46	242	17	38	792	732
Plan participant contributions	259	240	0	0	0	0	259	240
Benefit payments	(1,153)	(1,046)	(148)	(135)	(108)	(102)	(1,409)	(1,283)
Administration expenses, taxes and premiums paid	(13)	(11)	0	0	(4)	(2)	(17)	(13)
Foreign currency translation	2,647	453	132	146	0	0	2,779	599
Fair value of plan assets at the end of the year	32,590	28,219	4,149	3,658	1,360	1,299	38,100	33,176
Asset ceiling effect at the beginning of the year	3,724	3,274	0	0	0	0	3,724	3,274
Interest expense on asset ceiling effect	12	30	0	0	0	0	12	30
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	814	353	0	0	0	0	814	353
Foreign currency translation	313	67	0	0	0	0	313	67
Asset ceiling effect at the end of the year	4,862	3,724	0	0	0	0	4,862	3,724
Net defined benefit asset / (liability)	0	0	(13)	4	(545)	(521)	(558)	(518)

Movement in the net asset / (liability) recognized on the balance sheet
Net asset / (liability) recognized on the balance sheet at the beginning of the year	0	0	4	(160)	(521)	(511)	(518)	(671)
Net periodic expenses recognized in net profit	(459)	(417)	(3)	(3)	(18)	(21)	(479)	(440)
Gains / (losses) recognized in other comprehensive income	(276)	(22)	(61)	(78)	14	(35)	(323)	(135)
Employer contributions	729	452	46	242	17	38	792	732
Other movements	4	0	0	0	0	0	4	0
Foreign currency translation	1	(13)	0	2	(37)	8	(35)	(3)
Net asset / (liability) recognized on the balance sheet at the end of the year	0	0	(13)	4	(545)	(521)	(558)	(518)

Funded and unfunded plans
Defined benefit obligation from funded plans	27,728	24,496	4,162	3,654	1,319	1,319	33,209	29,469
Defined benefit obligation from unfunded plans	0	0	0	0	586	501	586	501
Plan assets	32,590	28,219	4,149	3,658	1,360	1,299	38,100	33,176
Surplus / (deficit)	4,862	3,724	(13)	4	(545)	(521)	4,304	3,206
Asset ceiling effect	4,862	3,724	0	0	0	0	4,862	3,724
Net defined benefit asset / (liability)	0	0	(13)	4	(545)	(521)	(558)	(518)
Analysis of amounts recognized in net profit
USD million	Swiss pension plan		UK pension plan		US and German pension plans		Total
For the year ended	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19
Current service cost	447	409	0	0	6	6	453	415
Interest expense related to defined benefit obligation	72	200	73	92	45	59	190	351
Interest income related to plan assets	(84)	(233)	(73)	(89)	(38)	(47)	(196)	(369)
Interest expense on asset ceiling effect	12	30	0	0	0	0	12	30
Administration expenses, taxes and premiums paid	13	11	0	0	4	2	17	13
Past service cost related to plan amendments	0	0	3	0	0	0	3	0
Net periodic expenses recognized in net profit	459	417	3	3	18	21	479	440

Analysis of amounts recognized in other comprehensive income (OCI)
USD million	Swiss pension plan		UK pension plan		US and German pension plans		Total
For the year ended	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19
Remeasurement of defined benefit obligation	(1,279)	(1,728)	(449)	(361)	(105)	(185)	(1,832)	(2,275)
of which: change in discount rate assumption	(777)	(1,887)	(504)	(552)	(141)	(166)	(1,421)	(2,605)
of which: change in rate of salary increase assumption	(230)	3	0	0	0	0	(230)	3
of which: change in rate of pension increase assumption	0	0	(1)	132	1	(4)	0	128
of which: change in rate of interest credit on retirement savings assumption	26	243	0	0	24	18	50	261
of which: change in life expectancy	261	0	22	21	50	4	333	25
of which: change in other actuarial assumptions	(99)	196	(8)	5	(34)	(33)	(142)	168
of which: experience gains / (losses)[1]	(460)	(284)	42	34	(5)	(4)	(423)	(254)
Return on plan assets excluding interest income	1,818	2,059	388	284	118	150	2,324	2,492
Asset ceiling effect excluding interest expense and foreign currency translation	(814)	(353)	0	0	0	0	(814)	(353)
Total gains / (losses) recognized in other comprehensive income, before tax	(276)	(22)	(61)	(78)	14	(35)	(323)	(135)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred.

Disclosure of maturity analysis of expected benefit payments [text block]
	Swiss pension plan		UK pension plan		US and German pension plans[1]
	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19
Duration of the defined benefit obligation (in years)	15.7	14.9	19.0	20.2	10.2	10.1
Maturity analysis of benefits expected to be paid
USD million
Benefits expected to be paid within 12 months	1,293	1,232	114	93	122	121
Benefits expected to be paid between 1 and 3 years	2,630	2,483	232	209	235	228
Benefits expected to be paid between 3 and 6 years	3,839	3,670	406	384	346	346
Benefits expected to be paid between 6 and 11 years	6,166	5,761	744	748	532	548
Benefits expected to be paid between 11 and 16 years	5,646	5,070	758	807	413	455
Benefits expected to be paid in more than 16 years	18,884	15,517	3,206	3,913	541	721
1 The duration of the defined benefit obligation represents a weighted average across US and German plans.

Disclosure of actuarial assumptions [text block]
Significant actuarial assumptions
	Swiss pension plan		UK pension plan		US and German pension plans[1]
In %	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19
Discount rate	0.10	0.29	1.42	2.07	1.62	2.58
Rate of salary increase	2.00	1.50	0.00	0.00	2.25	2.37
Rate of pension increase	0.00	0.00	2.89	2.92	1.70	1.80
Rate of interest credit on retirement savings	0.60	0.49	0.00	0.00	1.12	2.57
1 Represents weighted average assumptions across US and German plans.

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory
Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in defined benefit obligation	Swiss pension plan		UK pension plan		US and German pension plans
USD million	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19
Discount rate
Increase by 50 basis points	(1,793)	(1,505)	(370)	(346)	(91)	(86)
Decrease by 50 basis points	2,048	1,710	423	395	99	93
Rate of salary increase
Increase by 50 basis points	117	76	–[2]	–[2]	1	1
Decrease by 50 basis points	(111)	(73)	–[2]	–[2]	(1)	(1)
Rate of pension increase
Increase by 50 basis points	1,413	1,221	358	331	8	7
Decrease by 50 basis points	–[3]	–[3]	(316)	(299)	(7)	(7)
Rate of interest credit on retirement savings
Increase by 50 basis points	236	175	–[4]	–[4]	9	9
Decrease by 50 basis points	(188)[5]	(102)	–[4]	–[4]	(8)	(9)
Life expectancy
Increase in longevity by one additional year	1,061	886	182	154	60	51
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded. 2 As the plan is closed for future service, a change in assumption is not applicable. 3 As the assumed rate of pension increase was 0% as of 31 December 2020 and as of 31 December 2019, a downward change in assumption is not applicable. 4 As the UK plan does not provide interest credits on retirement savings, a change in assumption is not applicable. 5 As of 31 December 2020, 20% of retirement savings were subject to a legal minimum rate of 1.00%.

Disclosure of composition and fair value of plan assets [text block]
Composition and fair value of plan assets

Swiss pension plan
	31.12.20				31.12.19
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	219	0	219	1	159	0	159	1
Real estate / property
Domestic	0	3,582	3,582	11	0	3,050	3,050	11
Foreign	0	331	331	1	0	160	160	1
Investment funds
Equity
Domestic	826	0	826	3	701	0	701	2
Foreign	6,284	1,958	8,242	25	6,091	1,653	7,743	27
Bonds[1]
Domestic, AAA to BBB–	3,721	0	3,721	11	3,238	0	3,238	11
Foreign, AAA to BBB–	6,146	0	6,146	19	5,880	0	5,880	21
Foreign, below BBB–	1,303	0	1,303	4	999	0	999	4
Other	3,363	3,722	7,085	22	1,604	3,956	5,560	20
Other investments	663	473	1,136	3	535	194	729	3
Total fair value of plan assets	22,525	10,065	32,590	100	19,206	9,014	28,219	100

			31.12.20				31.12.19
Total fair value of plan assets			32,590				28,219
of which:[2]
Bank accounts at UBS			231				159
UBS debt instruments			34				7
UBS shares			24				21
Securities lent to UBS[3]			1,416				1,328
Property occupied by UBS			96				88
Derivative financial instruments, counterparty UBS[3]			149				10
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Bank accounts at UBS encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS instruments and indirect investments, i.e., those made through funds that the pension fund invests in. 3 Securities lent to UBS and derivative financial instruments are presented gross of any collateral. Securities lent to UBS were fully covered by collateral as of 31 December 2020 and 31 December 2019. Net of collateral, derivative financial instruments amounted to negative USD 17 million as of 31 December 2020 (31 December 2019: positive USD 6 million).
Composition and fair value of plan assets (continued)

UK pension plan
	31.12.20				31.12.19
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	195	0	195	5	141	0	141	4
Bonds[1]
Domestic, AAA to BBB–	2,150	0	2,150	52	1,810	0	1,810	49
Foreign, AAA to BBB–	53	0	53	1	0	0	0	0
Investment funds
Equity
Domestic	34	3	37	1	33	0	33	1
Foreign	1,077	0	1,077	26	916	0	916	25
Bonds[1]
Domestic, AAA to BBB–	919	131	1,050	25	610	117	727	20
Domestic, below BBB–	47	0	47	1	22	0	22	1
Foreign, AAA to BBB–	149	0	149	4	310	0	310	8
Foreign, below BBB–	110	0	110	3	108	0	108	3
Real estate
Domestic	98	16	114	3	103	18	122	3
Foreign	0	37	37	1	0	19	19	1
Other	(86)	0	(86)	(2)	0	0	0	0
Insurance contracts	0	8	8	0	0	7	7	0
Derivatives	(3)	0	(3)	0	3	0	3	0
Asset-backed securities	0	6	6	0	0	6	6	0
Other investments[2]	(803)	9	(794)	(19)	(572)	7	(565)	(15)
Total fair value of plan assets	3,940	209	4,149	100	3,483	175	3,658	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Mainly relates to repurchase arrangements on UK treasury bonds.

US pension plans
	31.12.20				31.12.19
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	38	0	38	3	27	0	27	2
Bonds[1]
Domestic, AAA to BBB–	490	0	490	36	475	0	475	37
Domestic, below BBB–	7	0	7	0	2	0	2	0
Foreign, AAA to BBB–	99	0	99	7	99	0	99	8
Foreign, below BBB–	1	0	1	0	3	0	3	0
Investment funds
Equity
Domestic	210	0	210	15	208	0	208	16
Foreign	169	0	169	12	161	0	161	12
Bonds[1]
Domestic, AAA to BBB–	195	0	195	14	176	0	176	14
Domestic, below BBB–	34	0	34	2	28	0	28	2
Foreign, AAA to BBB–	19	0	19	1	17	0	17	1
Foreign, below BBB–	3	0	3	0	3	0	3	0
Real estate
Domestic	0	14	14	1	0	13	13	1
Other	79	0	79	6	69	0	69	5
Insurance contracts	0	1	1	0	0	18	18	1
Total fair value of plan assets	1,345	15	1,360	100	1,268	31	1,299	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification.

Major plans | Actuarial Assumption Of Mortality Rates [Member]
Disclosure Of Post-employment Benefit Plans [Line Items]
Disclosure of actuarial assumptions [text block]
Mortality tables and life expectancies for major plans
		Life expectancy at age 65 for a male member currently
		aged 65		aged 45
Country	Mortality table	31.12.20	31.12.19	31.12.20	31.12.19
Switzerland	BVG 2020 G with CMI 2019 projections[1]	21.7	21.6	23.2	23.1
UK	S3PA with CMI 2019 projections[2]	23.4	23.3	24.6	24.5
USA	Pri-2012 with MP-2020 projection scale[3]	21.8	22.8	23.2	24.3
Germany	Dr. K. Heubeck 2018 G	20.8	20.7	23.6	23.5

		Life expectancy at age 65 for a female member currently
		aged 65		aged 45
Country	Mortality table	31.12.20	31.12.19	31.12.20	31.12.19
Switzerland	BVG 2020 G with CMI 2019 projections[1]	23.4	23.6	24.9	25.1
UK	S3PA with CMI 2019 projections[2]	24.9	25.1	26.3	26.4
USA	Pri-2012 with MP-2020 projection scale[3]	23.2	24.4	24.5	25.9
Germany	Dr. K. Heubeck 2018 G	24.3	24.2	26.5	26.4
1 In 2019, BVG 2015 G with CMI 2016 projections was used. 2 In 2019, S2PA with CMI 2018 projections was used. 3 In 2019, RP-2014 WCHA with MP-2019 projection scale was used.

UBS AG
Disclosure Of Post-employment Benefit Plans [Line Items]
Disclosure of expenses on post-employment benefit plans [text block]
Income statement – expenses related to post-employment benefit plans
USD million	31.12.20	31.12.19	31.12.18
Net periodic expenses for defined benefit plans	306	291	140
of which: related to major plans[1]	289	271	141
of which: Swiss pension plan[2]	269	248	108
of which: UK pension plan	3	3	11
of which: US and German pension plans	18	21	22
of which: related to remaining plans and other expenses[3]	17	19	(1)
Expenses for defined contribution plans[4]	291	278	223
of which: UK plans	36	34	35
of which: US plan	190	173	127
of which: remaining plans	65	71	61
Total post-employment benefit plan expenses[5]	597	569	363
1 Refer to Note 26a for more information. 2 Changes to the Swiss pension plan announced in 2018 resulted in a pre-tax gain of USD 132 million related to past service. Refer to Note 26a for more information on these changes. 3 Other expenses include differences between actual and estimated performance award accruals. 4 Refer to Note 26b for more information. 5 Refer to Note 6.

Disclosure of Other comprehensive income gains / (losses) on defined benefit plans [text block]
Other comprehensive income – gains / (losses) on defined benefit plans
USD million	31.12.20	31.12.19	31.12.18
Major plans[1]	(219)	(128)	(79)
of which: Swiss pension plan	(172)	(15)	(201)
of which: UK pension plan	(61)	(78)	130
of which: US and German pension plans	14	(35)	(8)
Remaining plans	(3)	(1)	9
Gains / (losses) recognized in other comprehensive income, before tax	(222)	(129)	(70)
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income	88	(41)	245
Gains / (losses) recognized in other comprehensive income, net of tax[2]	(134)	(170)	175
1 Refer to Note 26a for more information. 2 Refer to the “Statement of comprehensive income.”

Disclosure of net defined benefit asset and liability [text block]
Balance sheet – net defined benefit asset
USD million	31.12.20	31.12.19
Major plans[1]	42	9
of which: Swiss pension plan[2]	0	0
of which: UK pension plan	0	4
of which: US and German pension plans	42	5
Total net defined benefit asset	42	9
1 Refer to Note 26a for more information. 2 As of 31 December 2020 and 31 December 2019, the Swiss pension plan was in a surplus situation. No net defined benefit asset was recognized on the balance sheet due to the IFRS asset ceiling restriction. Refer to Note 26a for more information.

Balance sheet – net defined benefit liability
USD million	31.12.20	31.12.19
Major plans[1]	599	527
of which: UK pension plan	13	0
of which: US and German pension plans[2]	586	527
Remaining plans	112	103
Total net defined benefit liability[3]	711	629
1 Refer to Note 26a for more information. 2 Of the total liability recognized as of 31 December 2020, USD 88 million related to US plans and USD 498 million related to German plans (31 December 2019: USD 111 million and USD 416 million, respectively). 3 Refer to Note 19c.

Disclosure Of Transactions Between Related Parties Explanatory
Related-party disclosure
	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Received by UBS AG
Fees	19	19	22
Paid by UBS AG
Rent	3	2	3
Dividends, capital repayments and interest	10	10	10

Disclosure of transaction volumes of UBS shares and UBS debt instruments [text block]
Transaction volumes – UBS Group AG shares and UBS AG debt instruments
	For the year ended
	31.12.20	31.12.19
Financial instruments bought by pension funds
UBS Group AG shares (in thousands of shares)	1,677	929
UBS AG debt instruments (par values, USD million)	16	1
Financial instruments sold by pension funds or matured
UBS Group AG shares (in thousands of shares)	2,556	1,778
UBS AG debt instruments (par values, USD million)	4	5

UBS Group AG shares held by post-employment benefit plans
	31.12.20	31.12.19
Number of shares (in thousands of shares)	14,112	14,991
Fair value (USD million)	199	189

UBS AG | Major plans
Disclosure Of Post-employment Benefit Plans [Line Items]
Disclosure Of Defined Benefit Plans Explanatory
Defined benefit plans
USD million	Swiss pension plan		UK pension plan		US and German pension plans		Total
	2020	2019	2020	2019	2020	2019	2020	2019
Defined benefit obligation at the beginning of the year	13,809	13,774	3,654	3,192	1,820	1,679	19,283	18,645
Current service cost	262	243	0	0	6	6	268	249
Interest expense	40	122	73	92	45	59	159	273
Plan participant contributions	159	149	0	0	0	0	159	149
Remeasurements	677	(61)	449	361	105	185	1,231	485
of which: actuarial (gains) / losses due to changes in demographic assumptions	(53)	(125)	(14)	(26)	(34)	3	(101)	(148)
of which: actuarial (gains) / losses due to changes in financial assumptions	565	1,006	505	421	134	179	1,204	1,605
of which: experience (gains) / losses[1,2]	165	(942)	(42)	(34)	5	4	127	(972)
Past service cost related to plan amendments	0	0	3	0	0	0	3	0
Benefit payments	(641)	(624)	(148)	(135)	(108)	(102)	(898)	(860)
Other movements	(4)	0	0	0	0	0	(4)	0
Foreign currency translation	1,317	206	132	144	37	(8)	1,486	342
Defined benefit obligation at the end of the year	15,619	13,809	4,162	3,654	1,905	1,820	21,686	19,283
of which: amounts owed to active members	8,290	7,073	159	164	245	235	8,694	7,472
of which: amounts owed to deferred members	0	0	1,879	1,559	743	675	2,622	2,233
of which: amounts owed to retirees	7,329	6,735	2,124	1,931	917	911	10,370	9,577
Fair value of plan assets at the beginning of the year	15,908	15,772	3,658	3,032	1,299	1,168	20,864	19,972
Return on plan assets excluding interest income[2]	962	(30)	388	284	118	150	1,469	403
Interest income	48	142	73	89	38	47	159	278
Employer contributions	436	271	46	242	17	38	499	550
Plan participant contributions	159	149	0	0	0	0	159	149
Benefit payments	(641)	(624)	(148)	(135)	(108)	(102)	(898)	(860)
Administration expenses, taxes and premiums paid	(8)	(7)	0	0	(4)	(2)	(11)	(9)
Foreign currency translation	1,495	235	132	146	0	0	1,626	381
Fair value of plan assets at the end of the year	18,358	15,908	4,149	3,658	1,360	1,299	23,867	20,864
Asset ceiling effect at the beginning of the year	2,099	1,998	0	0	0	0	2,099	1,998
Interest expense on asset ceiling effect	7	18	0	0	0	0	7	18
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect	457	46	0	0	0	0	457	46
Foreign currency translation	176	36	0	0	0	0	176	36
Asset ceiling effect at the end of the year	2,739	2,099	0	0	0	0	2,739	2,099
Net defined benefit asset / (liability)	0	0	(13)	4	(545)	(521)	(558)	(518)

Movement in the net asset / (liability) recognized on the balance sheet
Net asset / (liability) recognized on the balance sheet at the beginning of the year	0	0	4	(160)	(521)	(511)	(518)	(671)
Net periodic expenses recognized in net profit	(269)	(248)	(3)	(3)	(18)	(21)	(289)	(271)
Gains / (losses) recognized in other comprehensive income	(172)	(15)	(61)	(78)	14	(35)	(219)	(128)
Employer contributions	436	271	46	242	17	38	499	550
Other movements	4	0	0	0	0	0	4	0
Foreign currency translation	1	(8)	0	2	(37)	8	(35)	2
Net asset / (liability) recognized on the balance sheet at the end of the year	0	0	(13)	4	(545)	(521)	(558)	(518)

Funded and unfunded plans
Defined benefit obligation from funded plans	15,619	13,809	4,162	3,654	1,319	1,319	21,100	18,782
Defined benefit obligation from unfunded plans	0	0	0	0	586	501	586	501
Plan assets	18,358	15,908	4,149	3,658	1,360	1,299	23,867	20,864
Surplus / (deficit)	2,739	2,099	(13)	4	(545)	(521)	2,181	1,582
Asset ceiling effect	2,739	2,099	0	0	0	0	2,739	2,099
Net defined benefit asset / (liability)	0	0	(13)	4	(545)	(521)	(558)	(518)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred. 2 Includes the effect from employees transferring between UBS AG and UBS Business Solutions during the period.
Analysis of amounts recognized in net profit
USD million	Swiss pension plan		UK pension plan		US and German pension plans		Total
For the year ended	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19
Current service cost	262	243	0	0	6	6	268	249
Interest expense related to defined benefit obligation	40	122	73	92	45	59	159	273
Interest income related to plan assets	(48)	(142)	(73)	(89)	(38)	(47)	(159)	(278)
Interest expense on asset ceiling effect	7	18	0	0	0	0	7	18
Administration expenses, taxes and premiums paid	8	7	0	0	4	2	11	9
Past service cost related to plan amendments	0	0	3	0	0	0	3	0
Net periodic expenses recognized in net profit	269	248	3	3	18	21	289	271

Analysis of amounts recognized in other comprehensive income (OCI)
USD million	Swiss pension plan		UK pension plan		US and German pension plans		Total
For the year ended	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19
Remeasurement of defined benefit obligation	(677)	61	(449)	(361)	(105)	(185)	(1,231)	(485)
of which: change in discount rate assumption	(447)	(1,156)	(504)	(552)	(141)	(166)	(1,092)	(1,874)
of which: change in rate of salary increase assumption	(132)	2	0	0	0	0	(132)	2
of which: change in rate of pension increase assumption	0	0	(1)	132	1	(4)	0	128
of which: change in rate of interest credit on retirement savings assumption	15	149	0	0	24	18	39	167
of which: change in life expectancy	84	0	22	21	50	4	156	25
of which: change in other actuarial assumptions	(33)	125	(8)	5	(34)	(33)	(75)	97
of which: experience gains / (losses)[1,2]	(165)	942	42	34	(5)	(4)	(127)	972
Return on plan assets excluding interest income	962	(30)	388	284	118	150	1,469	403
Asset ceiling effect excluding interest expense and foreign currency translation	(457)	(46)	0	0	0	0	(457)	(46)
Total gains / (losses) recognized in other comprehensive income, before tax	(172)	(15)	(61)	(78)	14	(35)	(219)	(128)
1 Experience (gains) / losses are a component of actuarial remeasurements of the defined benefit obligation that reflect the effects of differences between the previous actuarial assumptions and what has actually occurred. 2 Includes the effect from employees transferring between UBS AG and UBS Business Solutions during the period.

Disclosure of maturity analysis of expected benefit payments [text block]
	Swiss pension plan		UK pension plan		US and German pension plans[1]
	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19
Duration of the defined benefit obligation (in years)	16.2	15.2	19.0	20.2	10.2	10.1
Maturity analysis of benefits expected to be paid
USD million
Benefits expected to be paid within 12 months	710	687	114	93	122	121
Benefits expected to be paid between 1 and 3 years	1,442	1,383	232	209	235	228
Benefits expected to be paid between 3 and 6 years	2,100	2,048	406	384	346	346
Benefits expected to be paid between 6 and 11 years	3,408	3,232	744	748	532	548
Benefits expected to be paid between 11 and 16 years	3,184	2,899	758	807	413	455
Benefits expected to be paid in more than 16 years	11,186	9,136	3,206	3,913	541	721
1 The duration of the defined benefit obligation represents a weighted average across US and German plans.

Disclosure of actuarial assumptions [text block]
Significant actuarial assumptions
	Swiss pension plan		UK pension plan		US and German pension plans[1]
In %	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19
Discount rate	0.10	0.29	1.42	2.07	1.62	2.58
Rate of salary increase	2.00	1.50	0.00	0.00	2.25	2.37
Rate of pension increase	0.00	0.00	2.89	2.92	1.70	1.80
Rate of interest credit on retirement savings	0.60	0.49	0.00	0.00	1.12	2.57
1 Represents weighted average assumptions across US and German plans.

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory
Sensitivity analysis of significant actuarial assumptions[1]
Increase / (decrease) in defined benefit obligation	Swiss pension plan		UK pension plan		US and German pension plans
USD million	31.12.20	31.12.19	31.12.20	31.12.19	31.12.20	31.12.19
Discount rate
Increase by 50 basis points	(1,030)	(853)	(370)	(346)	(91)	(86)
Decrease by 50 basis points	1,181	972	423	395	99	93
Rate of salary increase
Increase by 50 basis points	74	49	–[2]	–[2]	1	1
Decrease by 50 basis points	(71)	(47)	–[2]	–[2]	(1)	(1)
Rate of pension increase
Increase by 50 basis points	793	673	358	331	8	7
Decrease by 50 basis points	–[3]	–[3]	(316)	(299)	(7)	(7)
Rate of interest credit on retirement savings
Increase by 50 basis points	142	107	–[4]	–[4]	9	9
Decrease by 50 basis points	(113)[5]	(62)	–[4]	–[4]	(8)	(9)
Life expectancy
Increase in longevity by one additional year	566	459	182	154	60	51
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded. 2 As the plan is closed for future service, a change in assumption is not applicable. 3 As the assumed rate of pension increase was 0% as of 31 December 2020 and as of 31 December 2019, a downward change in assumption is not applicable. 4 As the UK plan does not provide interest credits on retirement savings, a change in assumption is not applicable. 5 As of 31 December 2020, 17.7% of retirement savings were subject to a legal minimum rate of 1.00%.

Disclosure of composition and fair value of plan assets [text block]
Composition and fair value of plan assets

Swiss pension plan
	31.12.20				31.12.19
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	123	0	123	1	90	0	90	1
Real estate / property
Domestic	0	2,018	2,018	11	0	1,720	1,720	11
Foreign	0	186	186	1	0	90	90	1
Investment funds
Equity
Domestic	465	0	465	3	395	0	395	2
Foreign	3,540	1,103	4,642	25	3,433	932	4,365	27
Bonds[1]
Domestic, AAA to BBB–	2,096	0	2,096	11	1,825	0	1,825	11
Foreign, AAA to BBB–	3,462	0	3,462	19	3,315	0	3,315	21
Foreign, below BBB–	734	0	734	4	563	0	563	4
Other	1,894	2,097	3,991	22	904	2,230	3,134	20
Other investments	373	266	640	3	301	109	411	3
Total fair value of plan assets	12,688	5,670	18,358	100	10,827	5,081	15,908	100

			31.12.20				31.12.19
Total fair value of plan assets			18,358				15,908
of which:[2]
Bank accounts at UBS AG			130				90
UBS AG debt instruments			19				4
UBS Group AG shares			13				12
Securities lent to UBS AG3			796				748
Property occupied by UBS AG			54				50
Derivative financial instruments, counterparty UBS AG3			84				6
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Bank accounts at UBS AG encompass accounts in the name of the Swiss pension fund. The other positions disclosed in the table encompass both direct investments in UBS AG instruments and UBS Group AG shares and indirect investments, i.e., those made through funds that the pension fund invests in. 3 Securities lent to UBS AG and derivative financial instruments are presented gross of any collateral. Securities lent to UBS AG were fully covered by collateral as of 31 December 2020 and 31 December 2019. Net of collateral, derivative financial instruments amounted to negative USD 9 million as of 31 December 2020 (31 December 2019: positive USD 3 million).

Composition and fair value of plan assets (continued)

UK pension plan
	31.12.20				31.12.19
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	195	0	195	5	141	0	141	4
Bonds[1]
Domestic, AAA to BBB–	2,150	0	2,150	52	1,810	0	1,810	49
Foreign, AAA to BBB–	53	0	53	1	0	0	0	0
Investment funds
Equity
Domestic	34	3	37	1	33	0	33	1
Foreign	1,077	0	1,077	26	916	0	916	25
Bonds[1]
Domestic, AAA to BBB–	919	131	1,050	25	610	117	727	20
Domestic, below BBB–	47	0	47	1	22	0	22	1
Foreign, AAA to BBB–	149	0	149	4	310	0	310	8
Foreign, below BBB–	110	0	110	3	108	0	108	3
Real estate
Domestic	98	16	114	3	103	18	122	3
Foreign	0	37	37	1	0	19	19	1
Other	(86)	0	(86)	(2)	0	0	0	0
Insurance contracts	0	8	8	0	0	7	7	0
Derivatives	(3)	0	(3)	0	3	0	3	0
Asset-backed securities	0	6	6	0	0	6	6	0
Other investments[2]	(803)	9	(794)	(19)	(572)	7	(565)	(15)
Total fair value of plan assets	3,940	209	4,149	100	3,483	175	3,658	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification. 2 Mainly relates to repurchase arrangements on UK treasury bonds.

Composition and fair value of plan assets (continued)

US pension plans
	31.12.20				31.12.19
	Fair value			Plan assetallocation %	Fair value			Plan assetallocation %
USD million	Quotedin an activemarket	Other	Total		Quotedin an activemarket	Other	Total
Cash and cash equivalents	38	0	38	3	27	0	27	2
Bonds[1]
Domestic, AAA to BBB–	490	0	490	36	475	0	475	37
Domestic, below BBB–	7	0	7	0	2	0	2	0
Foreign, AAA to BBB–	99	0	99	7	99	0	99	8
Foreign, below BBB–	1	0	1	0	3	0	3	0
Investment funds
Equity
Domestic	210	0	210	15	208	0	208	16
Foreign	169	0	169	12	161	0	161	12
Bonds[1]
Domestic, AAA to BBB–	195	0	195	14	176	0	176	14
Domestic, below BBB–	34	0	34	2	28	0	28	2
Foreign, AAA to BBB–	19	0	19	1	17	0	17	1
Foreign, below BBB–	3	0	3	0	3	0	3	0
Real estate
Domestic	0	14	14	1	0	13	13	1
Other	79	0	79	6	69	0	69	5
Insurance contracts	0	1	1	0	0	18	18	1
Total fair value of plan assets	1,345	15	1,360	100	1,268	31	1,299	100
1 The bond credit ratings are primarily based on Standard & Poor’s credit ratings. Ratings AAA to BBB– and below BBB– represent investment grade and non-investment grade ratings, respectively. In cases where credit ratings from other rating agencies were used, these were converted to the equivalent rating in Standard & Poor’s rating classification.

UBS AG | Major plans | Actuarial Assumption Of Mortality Rates [Member]
Disclosure Of Post-employment Benefit Plans [Line Items]
Disclosure of actuarial assumptions [text block]
Mortality tables and life expectancies for major plans
		Life expectancy at age 65 for a male member currently
		aged 65		aged 45
Country	Mortality table	31.12.20	31.12.19	31.12.20	31.12.19
Switzerland	BVG 2020 G with CMI 2019 projections[1]	21.7	21.6	23.2	23.1
UK	S3PA with CMI 2019 projections[2]	23.4	23.3	24.6	24.5
USA	Pri-2012 with MP-2020 projection scale[3]	21.8	22.8	23.2	24.3
Germany	Dr. K. Heubeck 2018 G	20.8	20.7	23.6	23.5

		Life expectancy at age 65 for a female member currently
		aged 65		aged 45
Country	Mortality table	31.12.20	31.12.19	31.12.20	31.12.19
Switzerland	BVG 2020 G with CMI 2019 projections[1]	23.4	23.6	24.9	25.1
UK	S3PA with CMI 2019 projections[2]	24.9	25.1	26.3	26.4
USA	Pri-2012 with MP-2020 projection scale[3]	23.2	24.4	24.5	25.9
Germany	Dr. K. Heubeck 2018 G	24.3	24.2	26.5	26.4
1 In 2019, BVG 2015 G with CMI 2016 projections was used. 2 In 2019, S2PA with CMI 2018 projections was used. 3 In 2019, RP-2014 WCHA with MP-2019 projection scale was used.